Aggregate Notional Principal Amounts of Bank's Outstanding Forward Exchange and Derivative Contracts (Detail) - Entity [Domain] ₨ in Millions, $ in Millions	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)
Derivatives, Fair Value [Line Items]
Notional	₨ 9,174,300.6	$ 147,236.5	₨ 6,763,481.6
Gross Assets	72,415.7	1,162.2	142,479.3
Gross Liabilities	71,767.5	1,151.8	124,176.3
Net Fair Value	648.2	10.4	18,303.0
Interest rate derivatives
Derivatives, Fair Value [Line Items]
Notional	2,210,332.2	35,473.2	1,772,658.7
Gross Assets	6,959.2		10,766.4
Gross Liabilities	7,289.0		12,240.7
Net Fair Value	(329.8)	(5.3)	(1,474.3)
Currency options
Derivatives, Fair Value [Line Items]
Notional	144,827.2	2,324.3	165,920.4
Gross Assets	952.5		1,329.4
Gross Liabilities	1,062.1		1,640.4
Net Fair Value	(109.6)	(1.8)	(311.0)
Currency swaps
Derivatives, Fair Value [Line Items]
Notional	70,521.8	1,131.8	71,041.3
Gross Assets	4,225.2		5,055.9
Gross Liabilities	3,093.3		3,326.6
Net Fair Value	1,131.9	18.2	1,729.3
Forward exchange contracts
Derivatives, Fair Value [Line Items]
Notional	6,740,520.9	108,177.2	4,753,861.2
Gross Assets	60,276.3		125,327.6
Gross Liabilities	60,320.5		106,968.6
Net Fair Value	(44.2)	(0.7)	₨ 18,359.0
Forward rate agreements
Derivatives, Fair Value [Line Items]
Notional	8,098.5	130.0
Gross Assets	2.5
Gross Liabilities	2.6
Net Fair Value	₨ (0.1)	$ 0.0